Unaudited Condensed Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Jun. 30, 2025
Current assets
Cash and cash equivalents		$ 188,054,737	$ 17,206,993
Accounts receivable, net		615,687	185,054
Contract assets		643,408	34,084
Contract costs			20,431
Inventories		14,576,567
Income tax receivable		3,614
Loans receivable, net, current		22,640,182	20,397,475
Prepayments, deposits and other receivables, current		4,343,913	1,085,462
Total current assets		230,956,337	39,029,217
Non-current assets
Property and equipment, net		3,615,573	246,371
Intangible assets		2,889,035
Operating lease right-of-use assets, net		2,378,168	1,001,610
Investments in equity securities		567,455	966,829
Investments in equity method investees		1,883,467
Loans receivable, net, non-current		1,078,000	9,740,817
Prepayments and deposits, non-current		1,866,140	1,022,554
Deferred tax assets, net		42,550	43,749
Total assets		245,298,704	52,051,147
Current liabilities
Accounts payable		883,706	416,105
Accrued expenses and other payables		1,677,286	300,611
Amounts due to related parties		1,111,920	173,885
Contract liabilities		588,816	49,989
Contingent consideration payable		29,189,460	29,633,064
Bank and other borrowings, current		285,607	453,070
Income tax payable			64,180
Operating lease liabilities, current		1,253,632	739,105
Total current liabilities		35,075,434	31,837,248
Non-current liabilities
Bank and other borrowings, non-current		114,781	122,891
Operating lease liabilities, non-current		1,029,044	262,612
Total liabilities		36,270,035	32,222,751
Mezzanine equity
Redeemable noncontrolling interests		2,512,190
Shareholders’ equity
Ordinary shares, no par value, unlimited number of ordinary shares authorized, 43,216,535 and 22,169,854 ordinary shares issued and outstanding as of December 31, 2025 and June 30, 2025, respectively*	[1]	244,920,720	33,104,858
Additional paid-in capital		59,608,946	8,973,101
Accumulated other comprehensive income		60,774	67,114
Accumulated deficit		(98,073,961)	(22,316,677)
Total equity		206,516,479	19,828,396
Total liabilities, mezzanine equity and equity		245,298,704	52,051,147
Related Party
Current assets
Amounts due from related parties		70,903	70,674
Rental deposits – related parties, current			21,783
Prepayments – related parties		7,326	7,261
Non-current assets
Rental deposits – related parties, non-current		21,979
Current liabilities
Operating lease liabilities - related parties, current		85,007	7,239
Non-current liabilities
Operating lease liabilities - related parties, non-current		$ 50,776

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.